Additional information about derivatives financial instruments - Protection for treasury volatility related to tender offer transaction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments.
Derivatives settlement cash outflow (inflow)	$ (324)	$ (67)	$ (240)
Forwards contract - treasury volatility related to tender offer transaction - Bought
Derivative financial instruments.
Derivatives settlement cash outflow (inflow)	$ 16